Trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 360,626	€ 362,464	€ 318,807
Trading derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,830,329	6,169,917	5,791,733
Market value	2,668	381	598
Trading derivatives | Forward rate agreements
Disclosure of detailed information about financial instruments [line items]
Notional amount	515,889	218,252	308,340
Market value	0	(8)	(1)
Trading derivatives | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,789,169	4,322,199	4,197,246
Market value	3,638	2,573	115
Trading derivatives | Options, futures and other derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	698,500	794,140	543,138
Market value	(891)	(907)	(514)
Trading derivatives | Credit default swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	12,378	23,701	18,889
Market value	(133)	(71)	33
Trading derivatives | Foreign currency purchases and sales
Disclosure of detailed information about financial instruments [line items]
Notional amount	304,280	325,720	275,449
Market value	(45)	(441)	301
Trading derivatives | Foreign currency options
Disclosure of detailed information about financial instruments [line items]
Notional amount	45,074	44,763	54,215
Market value	(7)	(182)	2
Trading derivatives | Currency swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	394,178	379,176	334,524
Market value	(814)	(1,162)	(416)
Trading derivatives | Securities and commodities derivatives and other
Disclosure of detailed information about financial instruments [line items]
Notional amount	70,861	61,966	59,932
Market value	€ 920	€ 579	€ 1,078